                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10127

                     FORTRESS BROOKDALE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                   10020
     (Address of principal executive offices)                         (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

AUDIT REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                1

FINANCIAL STATEMENTS:

   Statement of Assets and Liabilities at December 31, 2004                  2

   Schedule of Investments at December 31, 2004                              3

   Statement of Operations for the Year Ended December 31, 2004 and
      Financial Highlights for the Years Ended December 31, 2004, 2003,
      2002, and 2001 and the Period from September 6, 2000
      through December 31, 2000                                              4

   Statement of Cash Flows for the Year Ended December 31, 2004              5

   Statements of Changes in Net Assets for the Years Ended
      December 31, 2004 and 2003                                             6

   Notes to Financial Statements                                             7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Directors of Fortress Brookdale Investment Fund LLC

We have audited the accompanying statement of assets and liabilities of Fortress Brookdale Investment Fund LLC (the "Company"), including the schedule of investments, as of December 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from September 6, 2000 to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian and confirmation of securities owned as of December 31, 2004 not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortress Brookdale Investment Fund LLC at December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from September 6, 2000 to December 31, 2000, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP

February 28, 2005
New York, NY

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES
(dollar amounts in thousands)

                                                               December 31, 2004
                                                               -----------------
ASSETS

   Investments in controlled affiliates,
      at fair value (cost $3,220)                                   $5,832
   Cash and cash equivalents                                           268
   Other assets                                                         53
                                                                    ------
                                                                     6,153
                                                                    ------
LIABILITIES
   Due to affiliates                                                    55
   Other liabilities                                                    48
   Preferred equity (mandatorily redeemable)                            53
                                                                    ------
                                                                       156
                                                                    ------
NET ASSETS, representing members' capital                           $5,997
                                                                    ======
NET ASSETS CONSISTS OF:
   Capital paid in                                                  $3,676
   Undistributed net investment income (loss)                         (291)
   Accumulated net unrealized gain                                   2,612
                                                                    ------
                                                                    $5,997
                                                                    ======

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2004
(dollar amounts in thousands)

          Investments                Description of Securities       Cost (c)   Fair Value
          -----------                -------------------------       --------   ----------
Investments in controlled
   affiliates (a):
Fortress Brookdale Acquisition
   LLC ("FBA") (b)               4.58% of the issued common shares    $3,220      $5,832
                                                                      ======      ======

(a) The Company's investment advisor also advises Fortress Registered Investment Trust, which owns 50.51% of FBA. FBA is therefore considered an affiliate of the Company for the purposes herein. These securities are restricted as to public resale an readily marketable.

(b) FBA owns 100% of the outstanding common shares of Brookdale Living Communities, Inc., an owner and operator of senior independent living facilities, as its sole asset at the end of the period.

(c) The United States Federal income tax basis of Fortress Brookdale Investment Fund LLC's investment at the end of the period was approximately $6.1 million and, accordingly, unrealized depreciation for United States Federal income tax purposes was approximately $.3 million.

Summary of Transactions with Affiliated Companies

                                          Dividends, Interest
                                           and Realized Gains
     Affiliate          Purchase Date          and Losses       Fair Value
     ---------          -------------     -------------------   ----------
Fortress Brookdale
   Acquisition LLC   September 23, 2000           $--             $5,832
                                                  ===             ======

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS
(dollar amounts in thousands)

                                                  Year Ended
                                              December 31, 2004
                                              -----------------
Income
   Interest                                         $  8
                                                    ----
                                                       8
                                                    ----
Expenses
   Audit fees                                         38
   Directors' fees                                     8
   Insurance expense                                   4
   Other operating expenses                            3
   Preferred dividends                                 5
                                                    ----
                                                      58
                                                    ----
Net investment income (loss)                         (50)
Net unrealized gain on controlled affiliate
   investments                                        --
                                                    ----
Net decrease in net assets resulting from
   operations                                       $(50)
                                                    ====

FINANCIAL HIGHLIGHTS

                                                                                       Period from
                                                      Year Ended December 31,      September 6, 2000
                                                   ----------------------------          through
                                                   2004    2003    2002    2001     December 31, 2000
                                                   ----    ----    ----    ----    ------------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets    0.4%    0.2%    0.2%    0.2%         2.5% *
   Ratio of net investment income (loss) to
      average net assets                           (0.3)%  (0.2)%  (0.2)%  (0.2)%       (2.5)% *
   Portfolio turnover rate                          0.0%    0.0%    0.0%    0.0%         0.0% *
   IRR since inception                              3.9%    5.3%    6.3%    2.2%         0.5%
   Total return                                    (0.3)%   3.0%    7.2%    5.6%        (0.6)%

*    Annualized.

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS
(dollar amounts in thousands)

                                                                       Year Ended
                                                                   December 31, 2004
                                                                   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations                   $    (50)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
   Net unrealized gain on controlled affiliate investments                   --
   Distributions from controlled affiliates                              11,474
   Change in:
      Due to affiliates                                                      55
      Other liabilities                                                     (15)
                                                                       --------
Net cash provided by operating activities                                11,464
                                                                       --------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital distributions                                                (11,324)
                                                                       --------
Net cash used in financing activities                                   (11,324)
                                                                       --------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                   140

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                              128
                                                                       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                               $    268
                                                                       ========

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS
(dollar amounts in thousands)

                                                                      Year Ended          Year Ended
                                                                  December 31, 2004   December 31, 2003
                                                                  -----------------   -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income (loss)                                       $    (50)            $   (39)
   Net unrealized gain on controlled affiliate investments                  --                 538
                                                                      --------             -------
Net increase (decrease) in net assets resulting from operations            (50)                499

Capital distributions                                                  (11,324)                 --
                                                                      --------             -------
Net increase (decrease) in net assets                                  (11,374)                499

Net assets, beginning of period                                         17,371              16,872
                                                                      --------             -------
Net assets, end of period                                             $  5,997             $17,371
                                                                      ========             =======
Undistributed net investment income                                   $     --             $    --
                                                                      ========             =======

See notes to financial statements.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.   ORGANIZATION

     Fortress Brookdale Investment Fund LLC (the "Company") was formed on September 6, 2000 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in limited liability interests in Fortress Brookdale Acquisitions LLC ("FBA"). FBA owns 100% of the issued and outstanding common stock of Brookdale Living Communities, Inc., a leading senior living company.

     The members of the Company include Northwestern Mutual Life Insurance Company ("Northwestern"), Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), and FIG Advisors LLC ("FIG", and together with Northwestern and Weyerhaeuser, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier, the Company will terminate on the first anniversary of the termination of FBA.

     FIG is also the advisor of Fortress Registered Investment Trust, which holds 50.51% of FBA. As the Company and FBA share the same advisor, they are considered affiliates for purposes herein.

     During the year ended December 31, 2004, the Company distributed approximately $11.3 million to its members representing a return of capital.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company reports its investments at fair value on the reporting date, including its investment in FBA.

     Certain financial highlights have been recalculated to conform to the current year's presentation.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

     VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is determined in accordance with the Company's valuation policies as approved by the Company's board of managers. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by the Company, and such differences could be material.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to GAAP/tax differences in the character of income and expense recognition.

     During the year ended December 31, 2004 the Company declared and paid distributions of $11.3 million to its members. The tax character of these distributions is estimated as follows (in thousands):

     Capital gain        $ 2,740
     Return of capital     8,584
                         -------
                         $11,324
                         =======

     The difference between the tax character of distributions and net investment income is the result of the taxability of certain proceeds received by FBA that were treated as a return of capital under GAAP.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.   ALLOCATIONS TO MEMBERS

     Net Profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all Capital Contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG. Net Losses, as defined, are allocated first to the Members other than FIG.

FORTRESS BROOKDALE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $52,500 to 105 qualified investors. Such securities attract a 10% return, payable out of the Company's Net Profits.

5.   DUE TO AFFILIATES

     Due to affiliates represents general and administrative expenses paid by an affiliate of the Advisory Member.

FORTRESS BROOKDALE INVESTMENT FUND
Trustees' and Officers' Information (Unaudited)

                                                                                                             No. of Portfolios
Name (age)                                                                                                   in Fund Complex for
Position (held since)                                                                                        which Trustee
Address (see Footnote 3)    Principal Occupation During Past 5 yrs     Other Directorships                   Serves
-------------------------   ----------------------------------------   -----------------------------------   -------------------
INDEPENDENT TRUSTEE (1)

DENNIS PORTERFIELD (68)     - EXECUTIVE VICE PRESIDENT AND SENIOR      - HACKENSACK UNIVERSITY MEDICAL                 3
                              INVESTMENT OFFICER OF SUMMIT BANCORP.      CENTER
TRUSTEE (MAY 2001)            (JULY 1994 - JULY 1999)

INTERESTED TRUSTEE (1)

WESLEY R. EDENS (43)        - PRINCIPAL OF FORTRESS INVESTMENT GROUP   - ALTERRA HEALTHCARE CORP.                      4
                              LLC (MAY 1998 TO PRESENT)                - BROOKDALE LIVING COMMUNITIES
CHAIRMAN OF THE BOARD OF                                                 INC.
TRUSTEES (MAY 2001)         - MANAGING DIRECTOR OF UBS SECURITIES      - EUROCASTLE INVESTMENT LIMITED
                              LLC (MAY 1997 - MAY 1998)                - GLOBAL SIGNAL INC.
                                                                       - GREEN TREE INC.
                                                                       - ITALFONDIARIO S.P.A.
                                                                       - MAPELEY LTD.
                                                                       - NEWCASTLE INVESTMENT CORP.

OFFICERS (2)

WESLEY R. EDENS (43)        - PRINCIPAL OF FORTRESS INVESTMENT GROUP   - OFFICER OF 3 OTHER INVESTMENT                --
                              LLC (MAY 1998 TO PRESENT)                  COMPANIES ADVISED BY THE ADVISOR.
CHIEF EXECUTIVE OFFICER
(MAY 2001)

RANDAL A. NARDONE (49)      - PRINCIPAL OF FORTRESS INVESTMENT GROUP   - OFFICER OF 3 OTHER INVESTMENT                --
                              LLC (MAY 1998 TO PRESENT)                  COMPANIES ADVISED BY THE ADVISOR
VICE PRESIDENT, CHIEF
OPERATING OFFICER AND
SECRETARY (MAY 2001)

JEFFREY R. ROSENTHAL (54)   - CHIEF FINANCIAL OFFICER AND TREASURER    - OFFICER OF 3 OTHER INVESTMENT                --
                              OF FIG ADVISORS LLC (JULY 2002 TO          COMPANIES ADVISED BY THE ADVISOR
CHIEF FINANCIAL OFFICER       PRESENT)
AND TREASURER(JULY 2002)    - EXECUTIVE VICE PRESIDENT AND CHIEF

                              OPERATING OFFICER OF STARWOOD CAPITAL
                              GROUP (APRIL 1997 TO JUNE 2002)

ROBERT I. KAUFFMAN (41)     - PRINCIPAL OF FORTRESS INVESTMENT GROUP   - OFFICER OF 3 OTHER INVESTMENT                --
                              LLC (MAY 1998 TO PRESENT)                  COMPANIES ADVISED BY THE ADVISOR
PRESIDENT (MAY 2001)

LILLY H. DONOHUE (33)       - MANAGING DIRECTOR OF FORTRESS            - OFFICER OF 3 OTHER INVESTMENT                --
                              INVESTMENT GROUP LLC (MAY 1998 TO          COMPANIES ADVISED BY THE ADVISOR
VICE PRESIDENT AND            PRESENT)
ASSISTANT SECRETARY
(MAY 2001)

     (1) Each Trustee serves an indefinite term until his or her resignation, death or removal.

     (2) Officers are elected to annual terms by the Trustees; the date of the last election was February 29, 2005.

     (3) The address for each Trustee and Officer is c/o Fortress, 1251 Avenue of the Americas, 16th Floor, New York, NY 10020.

Aggregate remuneration paid by the company during the year to all trustees equals $8,125.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that the registrant uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and (ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

The registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The registrant's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the registrant as of December 31, 2004, by industry based on the net asset value of each investment:

Senior Living   100.0%

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) Not applicable.

(c) During the period covered by the report, the Code of Ethics was amended to comply with the new code of ethics requirements under Rule 38a-1 promulgated under the Investment Company Act of 1940.

(d) During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is filed as Exhibit A to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Managers has determined that Mr. Dennis Porterfield is the audit committee financial expert and is "independent" pursuant to the general instructions of Form N-CSR Item 3. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Managers in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $7,500 for fiscal year 2003 and $37,500 for fiscal year 2004.

(b) Audit-Related Fees. Not applicable.

(c) Tax Fees. Not Applicable.

(d) All Other Fees. Not Applicable

(e)(1) Audit Committee's Pre-Approval Policies and Procedures, pursuant to Item 4 of Form N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided to the Registrant's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

(e)(2) Not applicable.

(f) Not applicable

(g) There were no non-audit fees billed by the Registrant's accountant for services rendered to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that directly impacted the Company for fiscal year 2003 and for fiscal year 2004.

(h) The Registrant's audit committee of the board of managers has not considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence because no such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the audited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, FIG Advisors, LLC. The Proxy Voting Policies and Procedures of the Advisor (the "Proxy Voting Policies") are as follows:

                          FORTRESS INVESTMENT GROUP LLC
                       PROXY VOTING POLICY AND PROCEDURES

This policy has been adopted by Fortress Investment Group LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Fortress Investment Group LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940, as amended (collectively "Fortress"). In connection with these investment advisory services, Fortress exercises voting responsibilities for its clients through its corporate proxy voting process.

Each of Fortress Registered Investment Trust, Fortress Investment Trust II LLC, Fortress Brookdale Investment Fund LLC and Fortress Pinnacle Investment Fund LLC have delegated to Fortress the authority to vote proxies relating to its portfolio securities in accordance with this policy.

This policy is intended by Fortress (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940, as amended.

                                      INDEX

                                                                            PAGE
                                                                            ----
Definitions..............................................................     3
Objective................................................................     4
Resolutions of Conflicts of Interest.....................................     4
Proxy Voting Coordinator.................................................     5
Assembling Voting Information............................................     6
Portfolio Managers.......................................................     6
Accumulating Voting Results..............................................     6
Communicating Votes......................................................     7
Record of Voting Delegation..............................................     7
Annual review of Policy Function.........................................     7
Disclosure and Comments on Voting........................................     8
Joining Insurgent or Voting Committees...................................     8
Social Issues............................................................     8
Recordkeeping ...........................................................     8

DEFINITIONS

"Client" means any person with whom Fortress has a contract to perform discretionary investment management services and for whom Fortress is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

"Compliance Officer" means the Director of Compliance, Fortress Investment Group LLC.

"Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Fortress or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Fortress to the Client.

"Fortress" means Fortress Investment Group LLC and each of its affiliates that is subject to registration under the Investment Advisers Act of 1940, as amended, or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

"Proxy Voting Coordinator" means the individual appointed from time to time by the Investment Committee to perform the proxy voting coordination functions described in this policy.

"Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

"Investment Committee" means the Investment Committee of Fortress Investment Group LLC or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

"Voting Results" means the specific information described under the caption "Accumulating Voting Results."

OBJECTIVES

This policy defines procedures for voting securities held on behalf of each Client in respect of which Fortress has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. With respect to Fortress's private equity fund Clients, each vote (including, without limitation, each vote relating to corporate governance matters) will be considered in light of such Clients' possible strategic objective of seeking to influence the management of or control of a company; to the extent that a particular vote has strategic importance in connection with achieving such objective, Fortress will vote the applicable security taking this additional objective into account.

This policy does not prescribe voting requirements or specific voting consideration. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Fortress's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objective, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Fortress may abstain from voting or decline a vote in those cases where, in Fortress's judgments (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

It is also important to the pursuit of this policy's voting objectives that Fortress be able to substitute its judgment in any specific situation for a presumption in this policy where strict adherence to the presumption could reasonably be expected by Fortress, based upon the information then available, to be inconsistent with the objectives of this policy, as set forth above. Accordingly, Fortress understands that it may substitute its judgment in a specific voting situation described in the preceding sentence, except where explicitly prohibited by a Client or this policy.

Resolutions of Conflicts of Interest

It is unlikely that conflicts of interest will arise in the context of Fortress's proxy voting, because Fortress does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

In addition, insofar as Fortress refers discretionary votes to its portfolio managers, Fortress's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Fortress's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote.

CERTAIN ADVISORY OR OTHER AGREEMENTS BETWEEN FORTRESS AND SPECIFIC CLIENTS SET FORTH PROCEDURES WHICH MUST BE FOLLOWED FOR IDENTIFIED RELATED PARTY OR CONFLICT OF INTEREST TRANSACTIONS. IN THESE CIRCUMSTANCES, VOTES WHICH PRESENT CONFLICTS OF INTEREST TO WHICH SUCH PROCEDURES APPLY WILL BE RESOLVED BY RECOURSE TO THE PROCEDURES MANDATED BY SUCH AGREEMENTS; IN MANY OF THESE CASES, SUCH PROCEDURES MANDATE REFERRING THE MATTER TO THE CLIENT'S ADVISORY BOARD, BOARD OF DIRECTORS OR BOARD OF TRUSTEES, AS THE CASE MAY BE, AND FORTRESS INTENDS TO USE ITS REASONABLE BEST EFFORTS TO ENSURE THAT RECOURSE TO SUCH BODIES IS EFFECTED IN A TIMELY MANNER WHERE FAILURE TO DO SO MIGHT REASONABLY BE EXPECTED TO HAVE AN ADVERSE EFFECT ON THE VALUE OF THE INVESTMENT REPRESENTED BY THE APPLICABLE SECURITY.

In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Fortress avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings.

Proxy Voting Coordinator

The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following function in effectuating this policy:

     (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

     (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Fortress and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

     (iii) Providing to appropriate portfolio managers any specific voting instructions from Clients that are entitled to provide such instructions under the applicable investment advisory agreement;

     (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Fortress);

     (v) Accumulating Voting Results as set forth in this policy and transmitting that information to the Compliance Officer in a timely manner; and

     (vi) Participating in the annual review of the policy function as set forth in this policy.

THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY FORTRESS. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY FORTRESS.

Assembling Voting Information

The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Fortress may engage service providers and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Fortress to evaluate proxy voting issues.

Portfolio Managers

The portfolio manager responsible for a particular Client (i.e., the particular Fortress entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions) is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The portfolio manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other portfolio managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Fortress.

Accumulating Voting Results

The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

     (i)  The name of the issuer of the portfolio security;

     (ii) The exchange ticker symbol of the portfolio security;

     (iii) The CUSIP number for the portfolio security;

     (iv) The shareholder meeting date;

     (v)  A brief identification of the matter voted on;

     (vi) Whether a vote was cast on the matter;

     (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

     (viii) Whether a vote was cast for or against management.

The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30. Fortress may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Fortress.

Communicating Votes

The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Fortress. Fortress may engage one or more service providers to facilitate timely communication of proxy votes. Fortress is not responsible for voting proxies that are not forwarded on a timely basis. Fortress does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

Record of Voting Delegation

The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Fortress is authorized to vote proxies respecting the Client's portfolio securities.

Annual Review of Policy Function

The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

     (i) Review a sample of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Fortress is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

     (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

     (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

     (iv) Prepare a written report to the Investment Committee respecting the foregoing items.

Disclosure and Comments on Voting

Fortress will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Fortress "Proxy Voting Coordinator". It is the policy of Fortress not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

Joining Insurgent or Voting Committees

It is the policy of Fortress, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

Social Issues

It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

Recordkeeping

The Compliance Officer shall maintain the following records:

     (i)  Copies of this policy as from time to time revised or supplemented;

     (ii) A copy of each proxy statement that Fortress receives regarding Client securities;

     (iii) Voting Results for each Client;

     (iv) A copy of any document created by Fortress that was material to making a decision on how to vote proxies on behalf of a Client;

     (v) A copy of each written Clients request for information on how Fortress voted proxies on behalf of the Client and Fortress's response thereto;

     (vi) Communications to Client respecting Conflicts of Interest; and

     (vii) All written reports arising from annual reviews of policy function.

The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Fortress' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Fortress. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Fortress promptly upon request.

As adopted, November 12, 2003

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Brookdale Investment Fund LLC


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: March 11, 2005


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: March 11, 2005